GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2015 (As adjusted)	2016
	RMB	RMB	US$
Balance as of January 1,	266,113	617,863	88,991
Goodwill acquired in business combinations (note 3)	348,910	277,492	39,967
Impairment of Goodwill	(23,746)	—	—
Foreign exchange effect	26,586	48,567	6,995

Balance as of December 31,	617,863	943,922	135,953